Quarterly Report
March 31, 2022
MFS®  Government
Securities Portfolio
MFS® Variable Insurance Trust II
GSS-Q1

Portfolio of Investments
3/31/22 (unaudited)
The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.
Issuer	Shares/Par	Value ($)
Bonds – 98.4%
Asset-Backed & Securitized – 6.3%
3650R Commercial Mortgage Trust, 2021-PF1, “XA”, 1.036%, 11/15/2054 (i)	$3,616,515	$247,485
ACREC 2021-FL1 Ltd., “AS”, FLR, 1.967% (LIBOR - 1mo. + 1.5%), 10/16/2036 (n)	1,293,000	1,279,738
Allegro CLO Ltd., 2016-1A, “BR2”, FLR, 1.791% (LIBOR - 3mo. + 1.55%), 1/15/2030 (n)	635,246	631,611
Arbor Realty Trust, Inc., CLO, 2021-FL1, “B”, FLR, 1.896% (LIBOR - 1mo. + 1.5%), 12/15/2035 (n)	671,500	663,895
Arbor Realty Trust, Inc., CLO, 2021-FL3, “AS”, FLR, 1.796% (LIBOR - 1mo. + 1.4%), 8/15/2034 (n)	1,107,000	1,098,489
AREIT 2022-CRE6 Trust, “AS”, FLR, 1.7% (SOFR - 30 day + 1.65%), 11/17/2024 (n)	1,405,000	1,384,140
BBCMS Mortgage Trust, 2021-C10, “XA”, 1.43%, 7/15/2054 (i)	3,660,263	318,483
BBCMS Mortgage Trust, 2021-C9, “XA”, 1.76%, 2/15/2054 (i)	2,393,643	261,891
Benchmark 2021-B23 Mortgage Trust, “XA”, 1.38%, 2/15/2054 (i)	7,638,727	630,579
Benchmark 2021-B24 Mortgage Trust, “XA”, 1.27%, 3/15/2054 (i)	4,511,157	336,961
Benchmark 2021-B26 Mortgage Trust, “XA”, 0.999%, 6/15/2054 (i)	6,480,132	383,475
Benchmark 2021-B27 Mortgage Trust, “XA”, 1.39%, 7/15/2054 (i)	5,812,567	499,544
Benchmark 2021-B28 Mortgage Trust, “XA”, 1.4%, 8/15/2054 (i)	6,800,431	592,499
Benchmark 2021-B29 Mortgage Trust, “XA”, 1.16%, 9/15/2054 (i)	7,594,877	518,456
BSPDF 2021-FL1 Issuer Ltd., “A”, 1.596%, 10/15/2036 (n)	614,500	608,841
BSPDF 2021-FL1 Issuer Ltd., “AS”, FLR, 1.876% (LIBOR - 1mo. + 1.48%), 10/15/2036 (n)	777,500	760,328
BSPRT 2021-FL7 Issuer Ltd., “A”, FLR, 1.291% (LIBOR - 1mo. + 0.85%), 2/15/2037 (n)	4,816	4,760
BSPRT 2021-FL7 Issuer Ltd., “B”, FLR, 1.991% (LIBOR - 1mo. + 1.55%), 2/15/2037 (n)	225,500	222,300
BXMT 2021-FL4 Ltd., “AS”, FLR, 1.696% (LIBOR - 1mo. + 1.3%), 5/15/2038 (n)	1,344,000	1,322,604
Capital Automotive, 2020-1A, “A4”, REIT, 3.19%, 2/15/2050 (n)	268,173	260,737
Citigroup Commercial Mortgage Trust, 2019-XA, “C7”, 0.872%, 12/15/2072 (i)(n)	4,425,863	236,777
Commercial Mortgage Pass-Through Certificates, 2021-BN31, “XA”, 1.44%, 2/15/2054 (i)	5,883,581	530,135
Commercial Mortgage Pass-Through Certificates, 2021-BN32, “XA”, 0.89%, 4/15/2054 (i)	3,311,058	173,220
Commercial Mortgage Pass-Through Certificates, 2021-BN35, “XA”, 1.16%, 6/15/2064 (i)	2,249,559	161,522
Commercial Mortgage Trust, 2015-DC1, “A5”, 3.35%, 2/10/2048	1,136,000	1,134,264
CSAIL Commercial Mortgage Trust, 2015-C2, “A4”, 3.504%, 6/15/2057	144,366	144,407
GS Mortgage Securities Trust, 2015-GC30, “A4”, 3.382%, 5/10/2050	1,965,000	1,953,036
GS Mortgage Securities Trust, 2015-GC32, “A2”, 3.062%, 7/10/2048	115,678	116,048
LoanCore 2021-CRE5 Ltd., “AS”, FLR, 2.147% (LIBOR - 1mo. + 1.75%), 7/15/2036 (n)	1,110,500	1,089,754
Madison Park Funding Ltd., 2014-13A, “BR2”, FLR, 1.748% (LIBOR - 3mo. + 1.5%), 4/19/2030 (n)	1,572,067	1,560,091
MF1 2021-FL5 Ltd., “AS”, FLR, 1.643% (LIBOR - 1mo. + 1.2%), 7/15/2036 (n)	664,500	651,601
MF1 2021-FL5 Ltd., “B”, FLR, 1.893% (LIBOR - 1mo. + 1.45%), 7/15/2036 (n)	836,500	821,805
Morgan Stanley Capital I Trust, 2018-H4, “XA”, 0.835%, 12/15/2051 (i)	6,073,170	261,471
Morgan Stanley Capital I Trust, 2021-L5, “XA”, 1.299%, 5/15/2054 (i)	2,879,748	243,830
Morgan Stanley Capital I Trust, 2021-L6, “XA”, 1.35%, 6/15/2054 (i)	3,543,315	272,310
Morgan Stanley Capital I Trust, 2021-L7, “XA”, 1.219%, 10/15/2054 (i)	13,442,856	976,001
PFP III 2021-7 Ltd., “AS”, FLR, 1.547% (LIBOR - 1mo. + 1.15%), 4/14/2038 (n)	932,953	922,348
ReadyCap Commercial Mortgage Trust, 2021-FL7, “A”, FLR, 1.656% (LIBOR - 1mo. + 1.2%), 11/25/2036 (z)	669,907	663,641
ReadyCap Commercial Mortgage Trust, 2021-FL7, “AS”, FLR, 1.956% (LIBOR - 1mo. + 1.5%), 11/25/2036 (z)	206,000	202,387
Wells Fargo Commercial Mortgage Trust, 2018-C48, “XA”, 0.949%, 1/15/2052 (i)(n)	3,512,081	185,764
Wells Fargo Commercial Mortgage Trust, 2021-C60, “XA”, 1.679%, 8/15/2054 (i)	1,329,205	141,613
		$24,468,841
Automotive – 0.1%
Hyundai Capital America, 2.375%, 2/10/2023 (n)	$405,000	$403,679
Consumer Services – 0.2%
Conservation Fund, 3.474%, 12/15/2029	$563,000	$562,518
Industrial – 0.1%
Howard University, Washington D.C., 2.738%, 10/01/2022	$98,000	$97,844
Howard University, Washington D.C., 2.801%, 10/01/2023	108,000	106,939
Howard University, Washington D.C., AGM, 2.416%, 10/01/2024	119,000	116,455
Howard University, Washington D.C., AGM, 2.516%, 10/01/2025	147,000	140,726
		$461,964

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Medical & Health Technology & Services – 0.3%
ProMedica Toledo Hospital, “B”, AGM, 5.325%, 11/15/2028	$879,000	$960,836
ProMedica Toledo Hospital, “B”, AGM, 5.75%, 11/15/2038	246,000	270,526
		$1,231,362
Mortgage-Backed – 48.8%
Fannie Mae, 5.5%, 5/01/2022 - 3/01/2038	$3,516,037	$3,847,244
Fannie Mae, 2.152%, 1/25/2023	449,413	448,966
Fannie Mae, 2.73%, 4/01/2023	453,164	455,074
Fannie Mae, 2.41%, 5/01/2023	572,044	573,197
Fannie Mae, 2.55%, 5/01/2023	491,304	492,753
Fannie Mae, 4.5%, 5/01/2025 - 4/01/2041	2,435,703	2,586,293
Fannie Mae, 4%, 3/25/2028 - 2/01/2045	8,527,689	8,889,458
Fannie Mae, 3%, 11/01/2028 - 5/25/2053	5,893,118	5,551,490
Fannie Mae, 3.41%, 4/01/2029	600,000	621,491
Fannie Mae, 6.5%, 9/01/2031 - 10/01/2037	354,036	386,323
Fannie Mae, 2.5%, 11/01/2031 - 10/01/2046	898,831	871,204
Fannie Mae, 3.5%, 12/25/2031 - 7/01/2046	4,306,539	4,068,394
Fannie Mae, 5%, 11/01/2033 - 3/01/2041	2,337,592	2,521,892
Fannie Mae, 6%, 8/01/2034 - 7/01/2037	382,363	418,729
Fannie Mae, 2%, 10/25/2040 - 4/25/2046	536,149	519,363
Fannie Mae, 1.75%, 10/25/2041	829,887	790,229
Fannie Mae, 2.75%, 9/25/2042	366,728	362,133
Fannie Mae, 1%, 4/01/2052	1,355,000	1,383,317
Fannie Mae, 2.99%, 4/01/2052	681,108	684,248
Fannie Mae, 3.07%, 4/01/2052	2,010,890	2,042,389
Fannie Mae, 3.1%, 4/01/2052	1,584,554	1,612,903
Fannie Mae, 3.17%, 4/01/2052	925,000	933,816
Fannie Mae, 3.19%, 4/01/2052	1,437,482	1,443,153
Fannie Mae, UMBS, 1.5%, 2/01/2042	69,621	63,107
Fannie Mae, UMBS, 2%, 2/01/2042 - 3/01/2052	9,979,144	9,302,983
Fannie Mae, UMBS, 2.5%, 3/01/2042 - 3/01/2052	9,617,074	9,225,643
Fannie Mae, UMBS, 3%, 6/01/2051 - 1/01/2052	2,665,536	2,619,478
Freddie Mac, 5.5%, 5/01/2022 - 6/01/2041	953,708	956,243
Freddie Mac, 4.5%, 11/01/2022 - 5/01/2042	1,030,821	1,060,684
Freddie Mac, 3.32%, 2/25/2023	1,921,743	1,940,783
Freddie Mac, 5%, 4/01/2023 - 12/01/2044	1,415,369	1,518,201
Freddie Mac, 3.25%, 4/25/2023	3,458,773	3,492,949
Freddie Mac, 6%, 6/01/2023 - 10/01/2038	1,098,840	1,196,433
Freddie Mac, 3.06%, 7/25/2023	326,000	329,157
Freddie Mac, 0.895%, 4/25/2024	13,036,843	197,935
Freddie Mac, 0.604%, 7/25/2024	17,024,490	157,264
Freddie Mac, 3.064%, 8/25/2024	1,679,307	1,684,427
Freddie Mac, 2.67%, 12/25/2024	3,924,000	3,920,678
Freddie Mac, 2.811%, 1/25/2025	3,025,000	3,031,045
Freddie Mac, 4%, 7/01/2025 - 4/01/2044	964,417	1,003,843
Freddie Mac, 3.5%, 1/15/2027 - 10/25/2058	11,188,797	11,374,000
Freddie Mac, 1.367%, 3/25/2027 (i)	1,030,000	62,614
Freddie Mac, 0.577%, 7/25/2027 (i)	29,647,183	790,106
Freddie Mac, 0.428%, 8/25/2027 (i)	24,486,520	503,443
Freddie Mac, 0.291%, 1/25/2028 (i)	42,430,694	696,436
Freddie Mac, 0.302%, 1/25/2028 (i)	17,476,630	295,254
Freddie Mac, 0.135%, 2/25/2028 (i)	49,395,747	427,797
Freddie Mac, 2.5%, 3/15/2028	148,642	148,765
Freddie Mac, 0.119%, 4/25/2028 (i)	31,840,616	257,180
Freddie Mac, 3%, 6/15/2028 - 2/25/2059	8,079,337	8,044,387
Freddie Mac, 2.12%, 6/25/2029	701,895	667,546
Freddie Mac, 1.09%, 7/25/2029 (i)	4,427,037	300,350
Freddie Mac, 1.143%, 8/25/2029 (i)	7,680,460	546,823
Freddie Mac, 1.798%, 4/25/2030 (i)	1,602,831	199,456

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Mortgage-Backed – continued
Freddie Mac, 1.868%, 4/25/2030 (i)	$4,034,514	$520,074
Freddie Mac, 1.662%, 5/25/2030 (i)	2,174,913	253,649
Freddie Mac, 1.796%, 5/25/2030 (i)	4,905,689	616,237
Freddie Mac, 1.341%, 6/25/2030 (i)	1,983,331	187,047
Freddie Mac, 1.599%, 8/25/2030 (i)	1,814,781	208,089
Freddie Mac, 1.169%, 9/25/2030 (i)	1,149,690	98,286
Freddie Mac, 1.081%, 11/25/2030 (i)	2,249,951	180,135
Freddie Mac, 0.33%, 1/25/2031 (i)	8,735,424	207,424
Freddie Mac, 0.781%, 1/25/2031 (i)	3,359,280	201,303
Freddie Mac, 0.936%, 1/25/2031 (i)	2,545,825	179,175
Freddie Mac, 0.528%, 3/25/2031 (i)	6,934,382	264,495
Freddie Mac, 0.74%, 3/25/2031 (i)	2,967,667	170,014
Freddie Mac, 1.225%, 5/25/2031 (i)	1,210,235	113,600
Freddie Mac, 0.937%, 7/25/2031 (i)	1,944,368	146,436
Freddie Mac, 0.508%, 8/25/2031 (i)	2,464,468	100,041
Freddie Mac, 0.536%, 9/25/2031 (i)	8,016,720	366,864
Freddie Mac, 0.855%, 9/25/2031 (i)	2,478,687	171,397
Freddie Mac, 0.349%, 11/25/2031 (i)	11,978,818	371,476
Freddie Mac, 0.398%, 12/25/2031 (i)	11,887,771	491,551
Freddie Mac, 0.567%, 12/25/2031 (i)	1,981,491	92,075
Freddie Mac, 6.5%, 8/01/2032 - 5/01/2037	214,150	234,851
Freddie Mac, 2.013%, 12/25/2035	670,000	579,958
Freddie Mac, 1.75%, 8/15/2041	291,646	281,572
Freddie Mac, UMBS, 6.5%, 8/01/2032	19,182	20,738
Freddie Mac, UMBS, 2%, 2/01/2042 - 3/01/2052	13,591,383	12,634,943
Freddie Mac, UMBS, 3%, 7/01/2050 - 1/01/2052	821,131	807,193
Freddie Mac, UMBS, 2.5%, 10/01/2051 - 3/01/2052	1,870,236	1,790,051
Ginnie Mae, 5.5%, 7/15/2033 - 1/20/2042	774,096	857,773
Ginnie Mae, 5.689%, 8/20/2034	291,851	313,573
Ginnie Mae, 4%, 5/16/2039 - 8/16/2042	981,486	861,593
Ginnie Mae, 4.5%, 8/15/2039 - 9/20/2041	1,929,141	2,065,846
Ginnie Mae, 3.5%, 10/20/2041 - 6/20/2043	2,622,558	2,554,361
Ginnie Mae, 2.5%, 6/20/2042 - 11/20/2051	5,059,073	4,912,857
Ginnie Mae, 2.25%, 9/20/2043	151,205	149,800
Ginnie Mae, 3%, 4/20/2045 - 2/20/2052	3,928,381	3,909,157
Ginnie Mae, 2%, 1/20/2052	3,504,164	3,345,196
Ginnie Mae, 0.583%, 2/16/2059	810,646	32,257
Ginnie Mae, TBA, 3.5%, 4/15/2052 - 5/19/2052	5,400,000	5,424,609
Ginnie Mae, TBA, 4%, 4/15/2052 - 5/19/2052	180,839	184,013
Ginnie Mae, TBA, 3%, 4/21/2052	3,125,000	3,088,257
UMBS, TBA, 2%, 4/25/2037 - 4/25/2052	12,625,000	11,972,677
UMBS, TBA, 2.5%, 4/13/2052 - 5/25/2052	14,600,000	13,919,720
UMBS, TBA, 3%, 4/25/2052	3,925,000	3,839,141
UMBS, TBA, 3.5%, 5/12/2052 - 6/25/2052	1,775,000	1,769,931
UMBS, TBA, 4%, 6/13/2052	775,000	785,387
		$188,793,891
Municipals – 1.9%
California Earthquake Authority Rev., Taxable, “B”, 1.477%, 7/01/2023	$210,000	$208,070
Golden State, CA, Tobacco Securitization Corp., Tobacco Settlement Rev., Taxable, “B”, 3%, 6/01/2046	780,000	772,492
Massachusetts Educational Financing Authority, Education Loan Rev., Taxable, “A”, 2.562%, 7/01/2026	70,000	67,849
Massachusetts Educational Financing Authority, Education Loan Rev., Taxable, “A”, 2.682%, 7/01/2027	335,000	323,394
Michigan Finance Authority Tobacco Settlement Asset-Backed Rev., Taxable (2006 Sold Tobacco Receipts), “A-1”, 2.326%, 6/01/2030	313,269	307,418
New Jersey Economic Development Authority State Pension Funding Rev., Capital Appreciation, Taxable, “B”, AGM, 0%, 2/15/2023	2,991,000	2,944,738
New York Transportation Development Corp., Special Facilities Taxable Rev., Taxable (Terminal 4 John F. Kennedy International Airport Project), “B”, 1.61%, 12/01/2022	130,000	129,696
Philadelphia, PA, School District, Taxable, “A”, AGM, 5.995%, 9/01/2030	960,000	1,141,037

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Municipals – continued
Port of Oakland, CA, Senior Lien Refunding Rev., Taxable, “R”, 1.517%, 5/01/2026	$295,000	$277,449
Rhode Island Student Loan Authority, Education Loan Rev., Taxable, “1”, 2.195%, 12/01/2039	55,000	55,007
Texas Transportation Commission, Central Texas Turnpike System First Tier Refunding Rev., Taxable, “B”, 1.98%, 8/15/2042	690,000	689,068
West Virginia Tobacco Settlement Financing Authority Asset-Backed Refunding, Taxable, “A-1”, 1.497%, 6/01/2024	280,000	269,399
West Virginia Tobacco Settlement Financing Authority Asset-Backed Refunding, Taxable, “A-1”, 1.647%, 6/01/2025	225,000	212,469
		$7,398,086
Supranational – 0.4%
Inter-American Development Bank, 4.375%, 1/24/2044	$1,093,000	$1,362,381
U.S. Government Agencies and Equivalents – 0.6%
Small Business Administration, 4.98%, 11/01/2023	$23,735	$24,048
Small Business Administration, 4.77%, 4/01/2024	74,742	75,490
Small Business Administration, 5.52%, 6/01/2024	33,313	33,785
Small Business Administration, 4.99%, 9/01/2024	5,231	5,252
Small Business Administration, 5.11%, 4/01/2025	52,414	53,036
Small Business Administration, 2.21%, 2/01/2033	422,625	405,818
Small Business Administration, 2.22%, 3/01/2033	615,757	591,299
Small Business Administration, 3.15%, 7/01/2033	586,534	582,039
Small Business Administration, 3.16%, 8/01/2033	357,865	354,907
Small Business Administration, 3.62%, 9/01/2033	228,395	229,992
		$2,355,666
U.S. Treasury Obligations – 39.7%
U.S. Treasury Bonds, 6.25%, 8/15/2023	$2,891,000	$3,054,522
U.S. Treasury Bonds, 6%, 2/15/2026	2,699,000	3,049,554
U.S. Treasury Bonds, 6.75%, 8/15/2026	1,862,000	2,188,214
U.S. Treasury Bonds, 6.375%, 8/15/2027	326,000	390,181
U.S. Treasury Bonds, 1.625%, 5/15/2031	6,239,000	5,873,921
U.S. Treasury Bonds, 4.5%, 8/15/2039	1,287,500	1,661,831
U.S. Treasury Bonds, 3.125%, 2/15/2043	8,176,700	8,800,173
U.S. Treasury Bonds, 2.875%, 5/15/2043	13,519,500	13,995,851
U.S. Treasury Bonds, 2.5%, 2/15/2045 (f)	21,059,000	20,511,137
U.S. Treasury Bonds, 2.875%, 11/15/2046	2,917,000	3,066,838
U.S. Treasury Bonds, 1.875%, 11/15/2051	3,250,000	2,850,859
U.S. Treasury Notes, 1.5%, 9/15/2022	2,500,000	2,505,957
U.S. Treasury Notes, 0.125%, 9/30/2022	8,770,000	8,729,918
U.S. Treasury Notes, 0.125%, 2/28/2023	15,517,800	15,309,280
U.S. Treasury Notes, 2.5%, 3/31/2023	9,000,000	9,068,906
U.S. Treasury Notes, 0.125%, 5/31/2023	8,057,000	7,892,398
U.S. Treasury Notes, 0.125%, 6/30/2023	7,893,000	7,715,099
U.S. Treasury Notes, 0.375%, 10/31/2023	2,189,900	2,128,480
U.S. Treasury Notes, 0.75%, 12/31/2023	12,875,300	12,541,347
U.S. Treasury Notes, 2.5%, 5/15/2024	5,385,000	5,396,149
U.S. Treasury Notes, 2%, 8/15/2025	438,000	430,250
U.S. Treasury Notes, 2.625%, 12/31/2025	2,800,000	2,809,953
U.S. Treasury Notes, 2.75%, 2/15/2028	6,000,000	6,092,813
U.S. Treasury Notes, 1.5%, 2/15/2030	3,800,000	3,562,500
U.S. Treasury Notes, 1.375%, 11/15/2031	4,361,500	4,001,676
		$153,627,807
Total Bonds		$380,666,195

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Investment Companies (h) – 15.1%
Money Market Funds – 15.1%
MFS Institutional Money Market Portfolio, 0.21% (v)	58,500,182	$58,500,182

Other Assets, Less Liabilities – (13.5)%		(52,230,782)
Net Assets – 100.0%		$386,935,595
(f)	All or a portion of the security has been segregated as collateral for open futures contracts.
(h)	An affiliated issuer, which may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. At period end, the aggregate values of the fund's investments in affiliated issuers and in unaffiliated issuers were $58,500,182 and $380,666,195, respectively.
(i)	Interest only security for which the fund receives interest on notional principal (Par amount). Par amount shown is the notional principal and does not reflect the cost of the security.
(n)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate value of these securities was $14,109,262, representing 3.6% of net assets.
(v)	Affiliated issuer that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.
(z)	Restricted securities are not registered under the Securities Act of 1933 and are subject to legal restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are subsequently registered. Disposal of these securities may involve time-consuming negotiations and prompt sale at an acceptable price may be difficult. The fund holds the following restricted securities:
Restricted Securities	Acquisition Date	Cost	Value
ReadyCap Commercial Mortgage Trust, 2021-FL7, “A”, FLR, 1.656% (LIBOR - 1mo. + 1.2%), 11/25/2036	11/12/2021	$669,907	$663,641
ReadyCap Commercial Mortgage Trust, 2021-FL7, “AS”, FLR, 1.956% (LIBOR - 1mo. + 1.5%), 11/25/2036	11/12/2021	206,000	202,387
Total Restricted Securities			$866,028
% of Net assets			0.2%
The following abbreviations are used in this report and are defined:
AGM	Assured Guaranty Municipal
CLO	Collateralized Loan Obligation
FLR	Floating Rate. Interest rate resets periodically based on the parenthetically disclosed reference rate plus a spread (if any). The period-end rate reported may not be the current rate. All reference rates are USD unless otherwise noted.
LIBOR	London Interbank Offered Rate
REIT	Real Estate Investment Trust
SOFR	Secured Overnight Financing Rate
TBA	To Be Announced
UMBS	Uniform Mortgage-Backed Security
Derivative Contracts at 3/31/22
Futures Contracts
Description	Long/ Short	Currency	Contracts	Notional Amount	Expiration Date	Value/Unrealized Appreciation (Depreciation)
Asset Derivatives
Interest Rate Futures
U.S. Treasury Bond	Short	USD	50	$7,503,125	June – 2022	$200,988
U.S. Treasury Note 2 yr	Short	USD	139	29,457,141	June – 2022	160,870
U.S. Treasury Note 5 yr	Short	USD	289	33,144,687	June – 2022	698,269
U.S. Treasury Ultra Note 10 yr	Short	USD	16	2,167,500	June – 2022	17,118
						$1,077,245

Portfolio of Investments (unaudited) – continued

Futures Contracts − continued
Description	Long/ Short	Currency	Contracts	Notional Amount	Expiration Date	Value/Unrealized Appreciation (Depreciation)
Liability Derivatives
Interest Rate Futures
U.S. Treasury Note 10 yr	Long	USD	485	$59,594,375	June – 2022	$(1,670,708)
U.S. Treasury Ultra Bond	Long	USD	18	3,188,250	June – 2022	(99,925)
						$(1,770,633)
At March 31, 2022, the fund had liquid securities with an aggregate value of $578,544 to cover any collateral or margin obligations for certain derivative contracts.
See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

Supplemental Information
3/31/22 (unaudited)
The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies.
(1) Investment Valuations
Debt instruments and floating rate loans, including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service. Debt instruments sold short are generally valued at an evaluated or composite mean as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Futures contracts are generally valued at last posted settlement price on their primary exchange as provided by a third-party pricing service. Futures contracts for which there were no trades that day for a particular position are generally valued at the closing bid quotation on their primary exchange as provided by a third-party pricing service. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. In determining values, third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data.
The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halt of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.
Various inputs are used in determining the value of the fund's assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment's level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund's assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser's own assumptions in determining the fair value of investments. Other financial instruments are derivative instruments, such as futures contracts. The following is a summary of the levels used as of March 31, 2022 in valuing the fund's assets and liabilities:
Financial Instruments	Level 1	Level 2	Level 3	Total
U.S. Treasury Bonds & U.S. Government Agencies & Equivalents	$—	$155,983,473	$—	$155,983,473
Non - U.S. Sovereign Debt	—	1,362,381	—	1,362,381
Municipal Bonds	—	7,398,086	—	7,398,086
U.S. Corporate Bonds	—	2,659,523	—	2,659,523
Residential Mortgage-Backed Securities	—	188,793,891	—	188,793,891
Commercial Mortgage-Backed Securities	—	16,545,415	—	16,545,415
Asset-Backed Securities (including CDOs)	—	7,923,426	—	7,923,426
Mutual Funds	58,500,182	—	—	58,500,182
Total	$58,500,182	$380,666,195	$—	$439,166,377
Other Financial Instruments
Futures Contracts – Assets	$1,077,245	$—	$—	$1,077,245
Futures Contracts – Liabilities	(1,770,633)	—	—	(1,770,633)
For further information regarding security characteristics, see the Portfolio of Investments.

Supplemental Information (unaudited) – continued
(2) Investments in Affiliated Issuers
An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the following were affiliated issuers:
Affiliated Issuers	Beginning Value	Purchases	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Appreciation or Depreciation	Ending Value
MFS Institutional Money Market Portfolio	$102,834,176	$108,463,200	$152,797,194	$—	$—	$58,500,182
Affiliated Issuers	Dividend Income	Capital Gain Distributions
MFS Institutional Money Market Portfolio	$16,818	$—
(3) Russia and Ukraine Conflict
The market disruptions, which began in late February 2022, associated with geopolitical events related to the conflict between Russia and Ukraine may adversely affect the value of the fund’s assets and thus the fund’s performance. Management continues to monitor these events and to evaluate the related impacts, if any, to the fund.